Income Taxes (Tables)	3 Months Ended
Dec. 31, 2020
Income Taxes
Income tax provision

The income tax provision (benefit) consists of the following:

Period from September 23, 2020
(inception) through December 31,
2020
Current
Federal	$—
State	—
Deferred
Federal	(33,474)
State	—
Valuation allowance	33,474
Income tax (benefit) provision	$—

Summary of significant components of the Company's deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net-operating loss carryforward	$15,716
Start-up/Organization costs	17,758
Total deferred tax assets	33,474
Valuation allowance	(33,474)
Deferred tax asset, net of allowance	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

December 31, 2020
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(19.4)%
Financing costs – derivative warrant liabilities	(0.8)%
Change in valuation allowance	(0.8)%
Income tax provision expense	0.0%